ProShares Merger ETF Investment Strategy - ProShares Merger ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is designed to track the performance of the Index and provide exposure to a global merger arbitrage strategy.The Index is designed to measure the performance of a risk arbitrage strategy that exploits commonly observed price changes associated with publicly announced mergers, acquisitions, or other corporate reorganizations.A global merger arbitrage strategy seeks to capture the spread between the price at which the stock of a company (a “Target”) trades after a proposed acquisition of the Target is announced and the value that the acquiring company (the “Acquirer”) has proposed to pay for the stock of the Target (a “Spread”). A Spread often exists because there is uncertainty that the announced merger, acquisition or other corporate reorganization (a “Deal”) will close, and if it closes, that it will close on the terms the parties initially agreed to. For Deals that close, the price of the Target after the Deal is announced is expected to increase up to the acquisition price by the closing date of the Deal, resulting in a gain. The size of the Spread will depend on several factors, including the perceived risk of the Deal closing and the length of time expected until the Deal is completed. For Deals that are not consummated, the price of the Target commonly falls back to pre-announcement levels, typically resulting in significant losses well in excess of the post-announcement Spread the strategy attempts to capture.The Index includes up to 40 Deals based on deal size, age and performance. The Index measures the performance of a long position in the Targets of an acquisition, a short position in the Acquirers of an acquisition, and a cash position for any amounts not allocated to existing Deals.The long portion of the Index consists of up to 40 companies that are currently Targets of the selected Deals. Each Target is initially weighted at 3% of the Index. The short portion of the Index consists of up to 40 companies that are currently the Acquirers in the selected Deals. Each Acquirer is weighted between 0% and 3% of the Index depending on the relative prices of the Target’s and Acquirer’s shares. The cash portion of the Index consists of 3-month U.S. Treasury Bills.Composition and weight adjustments are made to the Index as required by merger announcements, withdrawals, and completions. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPLSAUT.”The Fund will generally not short any stocks directly but will generally obtain short exposure through derivatives.Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements and futures contracts) as a substitute for investing directly in or making short sales of the securities of the Index, as well as for effecting currency hedging transactions. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.